Related-Party Transactions (Details) $ in Thousands						1 Months Ended	11 Months Ended	12 Months Ended
	Oct. 06, 2023 USD ($)	Sep. 26, 2023 payment	Sep. 06, 2023 USD ($)	Jun. 20, 2023 USD ($)	Apr. 10, 2023 USD ($)	Jan. 26, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Proceeds from related-party loan						$ 0	$ 0	$ 11,278
Loan fees							1,100	800
Loss on extinguishment of related-party debt						0	0	$ (2,004)
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]								Net loss from discontinued operations, net of tax
Repayments of related party debt						$ 0	$ 0	$ 2,699
2023 Revolving Note
Related Party Transaction [Line Items]
Proceeds from related-party loan					$ 20,000
Related party debt commitment					$ 10,000
Extension term					3 months
Related party transaction, unused commitment fee					1.00%
Related party transaction, closing fee					12.00%
Loan fees					$ 2,400
Related party debt payable period					180 days
Loss on extinguishment of related-party debt					$ (1,200)
2023 Revolving Note | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Related party transaction, rate					3.15%
Promissory Note
Related Party Transaction [Line Items]
Related party transaction, closing fee			12.00%
Promissory Note | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Related party transaction, rate			3.15%
Term Note
Related Party Transaction [Line Items]
Related party transaction, closing fee	10.00%
Related party debt payable period	180 days
Unamortized portion of the loan	$ 200
Term Note | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Related party transaction, rate	5.75%
Secured Facility
Related Party Transaction [Line Items]
Related party debt commitment	$ 10,000
Related party transaction, closing fee	12.00%
Net loss from discontinued operations								$ 1,400
Cannae Services Agreement
Related Party Transaction [Line Items]
Repayments of related party debt				$ 100
Subsidiaries | Promissory Note
Related Party Transaction [Line Items]
Loss on extinguishment of related-party debt			$ (600)
Aggregate amount			5,200
Company's indebtedness			$ 2,500
Number of equal amortization payments | payment		4
Closing fee, percentage			12.00%
Interest rate			50.00%
Subsidiaries | Term Note
Related Party Transaction [Line Items]
Aggregate amount	$ 2,500
Subsidiaries | Secured Facility
Related Party Transaction [Line Items]
Aggregate amount	$ 10,000
Interest rate	8.50%